Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 10

debt

short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2011			2010
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$608	0.03%		$645	0.16%
Other short-term borrowings(c)	2,816	1.73%		2,769	1.23%
Total	$3,424	1.43%		$3,414	1.03%

(a)       For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.

(b) Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2011 and 2010.

(c)       Includes interest-bearing overdrafts with banks of $821 million and $966 million as of December 31, 2011 and 2010, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2011						2010
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company								??
(Parent Company only)
Fixed Rate Senior Notes	2013-2038	$9,364		6.90%	6.06%		$9,604	??	6.83%	6.02%
Subordinated Debentures(d)	2036	749		6.80%	―		745	??	6.80%	―
American Express Travel								??
Related Services Company Inc.
Fixed Rate Senior Notes		―		―	―		700	??	5.25%	―
Floating Rate Senior Notes		―		―	―		500	??	0.47%	5.63%
American Express Credit								??
Corporation
Fixed Rate Senior Notes	2012-2016	14,188		4.78%	2.80%		12,406	??	5.15%	3.07%
Floating Rate Senior Notes	2012-2014	2,444		1.24%	―		2,480	??	1.51%	―
Borrowings under Bank Credit Facilities	2014-2016	4,579		6.38%	6.27%		4,118	??	5.33%	5.38%
American Express Centurion Bank								??
Fixed Rate Senior Notes	2012-2017	2,149		5.83%	3.32%		2,166	??	5.83%	3.31%
Floating Rate Senior Notes	2012	400		0.43%	―		400	??	0.41%	―
American Express Bank, FSB								??
Fixed Rate Senior Notes	2012-2017	3,581		5.65%	3.11%		7,168	??	4.40%	2.72%
Floating Rate Senior Notes	2012-2017	1,100		0.47%	―		2,750	??	0.92%	―
American Express Charge Trust								??
Floating Rate Senior Notes	2012-2013	4,488		0.52%	―		3,988	??	0.51%	―
Floating Rate Subordinated Notes	2012	72		0.75%	―		72	??	0.74%	―
American Express Lending Trust
Fixed Rate Senior Notes		―		―	―		437		5.35%	―
Floating Rate Senior Notes	2012-2018	15,065		0.95%	―		17,516		0.89%	―
Fixed Rate Subordinated Notes		―		―	―		63		5.61%	―
Floating Rate Subordinated Notes	2012-2018	1,245		0.85%	―		1,275		0.66%	―
Other								??
Fixed Rate Instruments(e)	2014-2022	123		5.74%	―		141	??	5.64%	―
Floating Rate Borrowings	2014	129		0.66%	―
Unamortized Underwriting Fees		(106)					(113)
Total Long-Term Debt		$59,570		3.69%			$66,416	??	3.48%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on the following page.
  Includes $123 million and $132 million as of December 31, 2011 and 2010, respectively, related to capitalized lease transactions.

As of December 31, 2011 and 2010, the Parent Company had $750 million principal outstanding of Subordinated Debentures that accrue interest at an annual rate of 6.8 percent until September 1, 2016, and at an annual rate of three-month LIBOR plus 2.23 percent thereafter. At the Company's option, the Subordinated Debentures are redeemable for cash after September 1, 2016 at 100 percent of the principal amount plus any accrued but unpaid interest. If the Company fails to achieve specified performance measures, it will be required to issue common shares and apply the net proceeds to make interest payments on the Subordinated Debentures. No dividends on the Company's common or preferred shares could be paid until such interest payments are made. The Company would fail to meet these specific performance measures if (i) the Company's tangible common equity is less than 4 percent of total adjusted assets for the most recent quarter or (ii) if the trailing two quarters' consolidated net income is equal to or less than zero and tangible common equity as of the trigger determination date, and as of the end of the quarter end six months prior, has in each case declined by 10 percent or more from tangible common equity as of the end of the quarter 18 months prior to the trigger determination date. The Company met the specified performance measures in 2011.

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2011 were as follows:

(Millions)	2012		2013	2014	2015		2016	Thereafter	Total
American Express Company (Parent Company only)	$	―	$1,000	$1,250	$	―	$600	$7,000	$9,850
American Express Credit Corporation		1,575	4,846	6,442		2,477	5,434	―	20,774
American Express Centurion Bank		1,150	―	―		5	―	1,302	2,457
American Express Bank, FSB		1,550	1,750	―		―	―	1,300	4,600
American Express Charge Trust		1,560	3,000	―		―	―	―	4,560
American Express Lending Trust		5,222	4,056	3,882		1,950	―	1,200	16,310
Other		―	―	211		―	―	40	251
		$11,057	$14,652	$11,785		$4,432	$6,034	$10,842	58,802
Unamortized Underwriting Fees									(106)
Unamortized Discount and Premium									(36)
Impacts due to Fair Value Hedge Accounting									910
Total Long-Term Debt									$59,570

As of December 31, 2011 and 2010, the Company maintained total bank lines of credit of $7.5 billion and $10.6 billion, respectively. Of the total credit lines, $2.9 billion and $6.5 billion were undrawn as of December 31, 2011 and 2010, respectively. Undrawn amounts of $2.9 billion and $5.7 billion supported commercial paper borrowings and contingent funding needs as of December 31, 2011 and 2010, respectively. In 2012, 2014 and 2016, respectively, $2.9 billion, $2.0 billion and $2.6 billion of these credit facilities will expire. Additionally, the Company maintained a 3-year committed, revolving, secured financing facility which gives the Company the right to sell up to $3.0 billion face amount of eligible notes issued from the Charge Trust at any time through December 16, 2013. As of December 31, 2011, $3.0 billion was drawn on this facility. The Company paid $22.2 million and $7.7 million in fees to maintain these lines in 2011 and 2010, respectively.

The availability of these credit lines is subject to the Company's compliance with certain financial covenants, including the maintenance by the Company of consolidated tangible net worth of at least $4.1 billion, the maintenance by American Express Credit Corporation (Credco) of a 1.25 ratio of combined earnings and fixed charges to fixed charges, and the compliance by American Express Centurion Bank (Centurion Bank) and American Express Bank, FSB (FSB) with applicable regulatory capital adequacy guidelines. As of December 31, 2011 and 2010, the Company was not in violation of any of its debt covenants.

These committed facilities do not contain material adverse change clauses, which might otherwise preclude borrowing under the credit facilities, nor are they dependent on the Company's credit rating.

The Company paid total interest primarily related to short- and long-term debt, corresponding interest rate swaps and customer deposits of $2.4 billion in both 2011 and 2010 and $2.3 billion in 2009.